Acquisitions, investments, purchases of intangible assets and divestitures	12 Months Ended
Dec. 31, 2019
Acquisitions, investments, purchases of intangible assets and divestitures
Acquisitions, investments, purchases of intangible assets and divestitures

3. Acquisitions, investments, purchases of intangible assets and divestitures

The Company completed acquisitions, investments and the purchase of intangible assets in the amount of €2,297,173,  €956,803 and €682,676 in 2019, 2018 and 2017, respectively. In 2019, €2,232,671 was paid in cash and €64,502 were assumed obligations and non-cash consideration. In 2018, €925,267 was paid in cash and €31,536 were assumed obligations and non-cash consideration. In 2017, €565,694 was paid in cash and €116,982 were assumed obligations and non-cash consideration.

Acquisitions

The Company made acquisitions of €2,224,599,  €280,643 and €638,307 in 2019, 2018 and 2017, respectively in order to expand the scope of its services and to increase its market shares in the respective countries. In 2019, €2,160,097 was paid in cash and €64,502 were assumed obligations and non-cash consideration. In 2018, €249,965 was paid in cash and €30,678 were assumed obligations and non-cash consideration. In 2017, €521,325 was paid in cash and €116,982 were assumed obligations and non-cash consideration.

The Company’s acquisition spending was driven primarily by the purchase of dialysis clinics in the normal course of its operations in 2019, 2018 and 2017 as well as the acquisition of NxStage Medical, Inc. (“NxStage”) in 2019 and the acquisition of an operator of day hospitals in Australia in 2017.

Impacts on consolidated financial statements from acquisitions

The assets and liabilities of all acquisitions were recorded at their estimated fair value at the date of the acquisition and are included in the Company’s financial statements and operating results from the effective date of acquisition. The measurement period adjustments from the previous year’s acquisitions did not have a significant impact on the consolidated financial statements in 2019.

The excess of the total acquisition costs over the fair value of the net assets acquired resulted in goodwill of €1,607,559 and €328,702 at December 31, 2019 and 2018, respectively.

The purchase price allocation for the acquisition of NxStage was finalized during the year. In 2019, the Company recorded €1,607,559 of goodwill and €685,047 of intangible assets, which represent the share of both controlling and noncontrolling interests. Goodwill arose principally due to the fair value of the established streams of future cash flows for these acquisitions versus building similar franchises.

Business combinations during 2019 decreased the Company’s net income (net income attributable to shareholders of FMC-AG & Co. KGaA) by €68,599, excluding the costs of the acquisitions, and revenue increased by €364,892. Total assets increased €2,639,432 due to business combinations.

Acquisition of NxStage Medical, Inc.

On February 21, 2019, the Company acquired all of the outstanding shares of NxStage for $30.00 per common share. The total acquisition value of this business combination, net of cash acquired, is $1,976,235  (€1,740,563 at date of closing). NxStage is a leading medical technology company that develops, produces and markets an innovative product portfolio of medical devices for use in home dialysis and in the critical care setting. This acquisition is part of the Company’s stated strategy to expand and complement its existing business through acquisitions. Generally, these acquisitions do not change the Company’s business model and can be integrated without disruption to its existing business, requiring little or no realignment of its structures. The NxStage acquisition is consistent in this regard as it supplements the Company’s existing business.

The following table summarizes the fair values, as of the date of acquisition based upon information available, as of December 31, 2019, of assets acquired and liabilities assumed at the date of the acquisition:

Fair Values of Assets Acquired and Liabilities Assumed

in $ THOUS

Cash and cash equivalents	47,203
Trade accounts and other receivables	34,062
Inventories	63,735
Other current assets	15,819
Property, plant and equipment	104,533
Right-of-use assets	21,603
Intangible assets and other assets	761,734
Goodwill	1,201,613
Accounts payable, current provisions and other current liabilities	(72,429)
Deferred taxes	(100,485)
Lease liabilities	(22,065)
Other liabilities	(27,822)
Noncontrolling interests	(4,063)

Total acquisition cost	2,023,438
Less:
Cash acquired	(47,203)
Net Cash paid	1,976,235

As of the acquisition date amortizable intangible assets (primarily technology in the amount of $660,300) acquired in this acquisition  have weighted average useful lives of 13 years.

Goodwill in the amount of $1,201,613 was acquired as part of the NxStage acquisition and is allocated to the North America Segment.

NxStage’s results have been included in the Company’s consolidated statement of income since February 21, 2019. Specifically, NxStage has contributed revenue and an operating loss in the amount of $294,281  (€262,875) and $31,145  (€27,821) respectively, to the Company’s consolidated operating income. This operating loss amount does not include synergies which may have resulted at consolidated entities outside NxStage since the acquisition closed.

Pro forma financial information

The following financial information, on a pro forma basis, reflects the consolidated results of operations for the twelve months ended December 31, 2019 as if the NxStage acquisition had been consummated on January 1, 2019 and excludes related transaction costs. The pro-forma financial information is not necessarily indicative of the results of operations as it would have been had the transactions been consummated on January 1, 2019.

Pro forma financial Information

in € THOUS, except per share data

2019
Pro forma revenue	17,521,432
Pro forma net income attributable to shareholders of FMC-AG & Co. KGaA	1,186,516
Basic earnings per share	3.92
Diluted earnings per share	3.92

Investments and purchases of intangible assets

Investments and purchases of intangible assets were €72,574,  €676,160 and €44,369 in 2019, 2018 and 2017, respectively. These amounts were primarily driven by investments in debt securities as well as equity investments in 2019, investments in debt securities and an equity investment in Humacyte, Inc. ("Humacyte") in 2018 as well as purchases of intangible assets and an investment in debt securities in 2017. Of this amount €72,574,  €675,302 and €44,369 were paid in cash in 2019, 2018 and 2017, respectively.

Divestitures

Proceeds from divestitures were €79,427,  €1,683,292 and €437,031 in 2019, 2018 and 2017, respectively. These amounts mainly related to the divestment of MedSpring Urgent Care Centers in Texas, a California based cardiovascular business, sales of debt securities as well as B.Braun Medical Inc.’s purchase of NxStage’s bloodlines business in connection with our acquisition of NxStage in 2019, the divestiture of the controlling interest in Sound (see notes 4 c) and 25) as well as divestitures of debt securities in 2018, the sale of a provider of non-dialysis laboratory testing services as well as a provider of outsourced clinical services in the North America Segment and divestitures of debt  securities in 2017. In 2019, €59,940 was received in cash and €19,487 were non-cash components. In 2018, €1,682,975 was received in cash and €317 were non-cash components. In 2017, €415,388 was received in cash and €21,643 were non-cash components.